Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Loss for the period	$ 13,933	$ (17,674)
Items not involving cash:
Interest income	(43)	(110)
Accretion of provision for site reclamation and closure	40	39
Finance expense related to bridge loan (note 10)	150	0
Loss on marketable securities	(160)	239
Amortization of flow-through share premium (note 10)	(867)	(2,347)
Unrealized foreign exchange loss	(4)	10
Share-based compensation (note 14(a))	3,400	1,059
Impairment of mineral property interests (note 7(d))	337	0
Depreciation of fixed assets	252	262
Deferred income tax recovery (note 10)	(54)	0
Changes in non-cash working capital:
Amounts receivable	3	587
Prepaid expenses and deposits	100	342
Accounts payable and accrued liabilities	182	(251)
Cash used in operating activities	(10,597)	(17,844)
Investing activities:
Interest received	43	110
Purchase of equipment	0	(109)
Mineral property acquisition costs	(960)	(1,386)
Increase in reclamation bond	0	(53)
Cash used in investing activities	(917)	(1,438)
Financing activities:
Proceeds from issuance of common shares, net of cash share issuance costs	6,976	18,220
Proceeds from bridge loan, net of transactions costs (note 10)	2,979	0
Proceeds from share option and warrant exercises (note 13 (b))	572	219
Cash provided by financing activities	10,527	18,439
Effect of foreign exchange rate changes on cash	(6)	22
Decrease (increase) in cash	(993)	(821)
Cash, beginning of the period	1,653	2,474
Cash, end of the period	$ 660	$ 1,653